UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 9.6%
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	195,900	$5,935,770

Leisure Equipment & Products - 1.8%
Mattel Inc.	338,000	8,750,820

Media - 2.5%
Walt Disney Co.	396,340	11,953,614

Specialty Retail - 4.1%
Gap Inc.	307,170	4,988,441
Home Depot Inc.	451,970	14,856,254

Total Specialty Retail		19,844,695

TOTAL CONSUMER DISCRETIONARY		46,484,899

CONSUMER STAPLES - 5.9%
Food & Staples Retailing - 2.5%
FHC Delaware Inc.	10,971	0	*(a)(b)(c)
Safeway Inc.	717,640	11,934,353

Total Food & Staples Retailing		11,934,353

Food Products - 3.4%
Unilever PLC	307,520	9,633,299	(c)
Unilever PLC, ADR	213,507	6,659,283

Total Food Products		16,292,582

TOTAL CONSUMER STAPLES		28,226,935

ENERGY - 13.1%
Energy Equipment & Services - 4.4%
Baker Hughes Inc.	160,075	7,389,062
Halliburton Co.	166,350	5,077,002
Schlumberger Ltd.	149,950	8,956,514

Total Energy Equipment & Services		21,422,578

Oil, Gas & Consumable Fuels - 8.7%
Apache Corp.	12,030	965,287
ConocoPhillips	185,110	11,721,165
Devon Energy Corp.	155,960	8,646,422
Hess Corp.	217,630	11,416,870
Noble Energy Inc.	79,350	5,617,980
Southwestern Energy Co.	110,160	3,671,633	*

Total Oil, Gas & Consumable Fuels		42,039,357

TOTAL ENERGY		63,461,935

FINANCIALS - 23.3%
Capital Markets - 4.5%
BlackRock Inc.	34,570	5,116,706
Franklin Resources Inc.	71,550	6,843,042
Greenhill & Co. Inc.	64,710	1,850,059
Morgan Stanley	584,990	7,897,365

Total Capital Markets		21,707,172

Commercial Banks - 4.1%
First Republic Bank	94,610	2,191,168	*
KeyCorp	735,230	4,359,914
U.S. Bancorp	555,850	13,084,709

Total Commercial Banks		19,635,791

Diversified Financial Services - 4.0%
Citigroup Inc.	75,773	1,941,304
JPMorgan Chase & Co.	580,156	17,474,299

Total Diversified Financial Services		19,415,603

Insurance - 5.7%
Allied World Assurance Co. Holdings Ltd.	259,080	13,915,187
Chubb Corp.	227,630	13,655,523

Total Insurance		27,570,710

Real Estate Investment Trusts (REITs) - 3.9%
Annaly Capital Management Inc.	355,960	5,919,615

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 3.9% (continued)
Pebblebrook Hotel Trust	229,405	$3,590,188
Weyerhaeuser Co.	601,259	9,349,578

Total Real Estate Investment Trusts (REITs)		18,859,381

Real Estate Management & Development - 1.1%
Jones Lang LaSalle Inc.	107,140	5,550,923

TOTAL FINANCIALS		112,739,580

HEALTH CARE - 9.0%
Pharmaceuticals - 9.0%
GlaxoSmithKline PLC, ADR	133,580	5,515,518
Johnson & Johnson	176,130	11,221,243
Merck & Co. Inc.	393,610	12,874,983
Novartis AG, ADR	244,170	13,617,361

TOTAL HEALTH CARE		43,229,105

INDUSTRIALS - 12.0%
Aerospace & Defense - 5.9%
Boeing Co.	168,210	10,178,387
Honeywell International Inc.	211,710	9,296,186
Northrop Grumman Corp.	174,510	9,102,442

Total Aerospace & Defense		28,577,015

Construction & Engineering - 1.5%
EMCOR Group Inc.	47,735	970,453	*
Fluor Corp.	103,090	4,798,839
Jacobs Engineering Group Inc.	43,070	1,390,730	*

Total Construction & Engineering		7,160,022

Electrical Equipment - 0.6%
Emerson Electric Co.	54,860	2,266,266
Valence Technology Inc.	659,220	685,589	*

Total Electrical Equipment		2,951,855

Machinery - 4.0%
Deere & Co.	148,330	9,577,668
Dover Corp.	139,060	6,480,196
Oshkosh Corp.	207,910	3,272,504	*

Total Machinery		19,330,368

TOTAL INDUSTRIALS		58,019,260

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 4.5%
Cisco Systems Inc.	796,060	12,330,969
Plantronics Inc.	40,830	1,161,614
Telefonaktiebolaget LM Ericsson, ADR	871,340	8,321,297

Total Communications Equipment		21,813,880

Internet Software & Services - 2.6%
eBay Inc.	428,840	12,646,492	*

Semiconductors & Semiconductor Equipment - 8.4%
Applied Materials Inc.	1,078,100	11,158,335
KLA-Tencor Corp.	93,800	3,590,664
Samsung Electronics Co., Ltd., GDR	31,700	11,142,158	(c)
Texas Instruments Inc.	550,030	14,658,299

Total Semiconductors & Semiconductor Equipment		40,549,456

Software - 4.2%
Microsoft Corp.	599,210	14,914,337
Symantec Corp.	330,800	5,392,040	*

Total Software		20,306,377

TOTAL INFORMATION TECHNOLOGY		95,316,205

MATERIALS - 2.6%
Metals & Mining - 2.6%
BHP Billiton Ltd., ADR	71,350	4,740,494
Nucor Corp.	117,410	3,714,852
United States Steel Corp.	183,680	4,042,797

TOTAL MATERIALS		12,498,143

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 1.6%
AT&T Inc.	268,070	$7,645,356

Wireless Telecommunication Services - 2.6%
Vodafone Group PLC, ADR	487,612	12,507,248

TOTAL TELECOMMUNICATION SERVICES		20,152,604

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $457,029,498)		480,128,666

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
Interest in $200,000,000 joint tri-party repurchase agreement dated 9/30/11 with RBS Securities Inc.; Proceeds at maturity - $4,148,024; (Fully collateralized by U.S. government obligations, 6.000% due 2/15/26; Market value - $4,231,100) (Cost - $4,148,000)	0.070%	10/3/11	$4,148,000	4,148,000

TOTAL INVESTMENTS - 100.2% (Cost - $461,177,498#)				484,276,666
Liabilities in Excess of Other Assets - (0.2)%				(1,143,577)

TOTAL NET ASSETS - 100.0%				$483,133,089

*	Non-income producing security.

(a)	Illiquid security.

(b)	Value is less than $1.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Common stocks:
Consumer staples	$18,593,636	$9,633,299	$0	*	$28,226,935
Information technology	84,174,047	11,142,158	—		95,316,205
Other common stocks	356,585,526	—	—		356,585,526

Total long-term investments	$459,353,209	$20,775,457	$0	*	$480,128,666

Short-term investments†	—	4,148,000	—		4,148,000

Total investments	$459,353,209	$24,923,457	$0	*	$484,276,666

†	See Schedule of Investments for additional detailed categorizations.
*	Value is less than $1.

Notes to Schedule of Investments (unaudited) (continued)

For the period ended September 30, 2011, as a result of fair value pricing procedures for international equities utilized by the Portfolio, certain securities transferred in and out of level 1 and level 2 measurements during the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER STAPLES
Balance as of December 31, 2010	$0	*
Accrued premiums/discounts	—
Realized gain(loss)	—
Change in unrealized appreciation (depreciation)(1)	—
Net purchases (sales)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of September 30, 2011	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2011(1)	—

*	Value is less than $1.
(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d)	Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$68,196,802
Gross unrealized depreciation	(45,097,634)

Net unrealized appreciation	$23,099,168

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2011, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 23, 2011